Segment information - Schedule of reconciliation of total segment financial information (Details) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment information
Net sales		€ 19,889	€ 19,220	€ 21,138
Cost of sales		(11,230)	(10,356)	(12,592)
Research and development expenses		(4,855)	(4,512)	(4,277)
Selling, general and administrative expenses	[1]	(3,073)	(2,872)	(2,863)
Other operating income and expenses		154	490	327
Operating profit/(loss)	[1]	885	1,970	1,733
Eliminations and unallocated items
Segment information
Net sales		(15)	0	0
Cost of sales		(288)	(173)	(141)
Research and development expenses		(241)	(214)	(134)
Selling, general and administrative expenses		(588)	(467)	(431)
Other operating income and expenses		5	247	41
Operating profit/(loss)		(1,139)	(614)	(676)
Reportable segments | Operating segments
Segment information
Net sales		19,916	19,227	21,149
Cost of sales		(10,942)	(10,183)	(12,451)
Research and development expenses		(4,614)	(4,298)	(4,143)
Selling, general and administrative expenses		(2,485)	(2,405)	(2,432)
Other operating income and expenses		149	243	286
Operating profit/(loss)		2,024	2,584	2,409
Reportable segments | Eliminations and unallocated items
Segment information
Net sales			(7)
Cost of sales			(173)
Research and development expenses			(214)
Selling, general and administrative expenses			(467)
Other operating income and expenses			247
Operating profit/(loss)			(614)
Restructuring and associated charges | Eliminations and unallocated items
Segment information
Net sales		0	0	0
Cost of sales		(148)	(155)	(151)
Research and development expenses		(137)	(135)	(61)
Selling, general and administrative expenses		(191)	(145)	(138)
Other operating income and expenses		(2)	(10)	(6)
Operating profit/(loss)		(478)	(445)	(356)
Amortization and depreciation of acquired intangible assets and property, plant and equipment | Eliminations and unallocated items
Segment information
Net sales		0
Cost of sales		(5)
Research and development expenses		(81)
Selling, general and administrative expenses		(358)
Other operating income and expenses		0
Operating profit/(loss)		(444)
Release of acquisition-related fair value adjustments to deferred revenue and inventory | Eliminations and unallocated items
Segment information
Net sales		(15)
Cost of sales		(73)
Research and development expenses		0
Selling, general and administrative expenses		0
Other operating income and expenses		0
Operating profit/(loss)		(88)
Provision for contractual claims | Eliminations and unallocated items
Segment information
Net sales		0
Cost of sales		(66)
Research and development expenses		0
Selling, general and administrative expenses		0
Other operating income and expenses		0
Operating profit/(loss)		(66)
Amortization of acquired intangible assets | Eliminations and unallocated items
Segment information
Net sales			0	0
Cost of sales			0	0
Research and development expenses			(20)	(49)
Selling, general and administrative expenses			(294)	(292)
Other operating income and expenses			0	0
Operating profit/(loss)			(314)	(341)
Divestment of associates | Eliminations and unallocated items
Segment information
Net sales			0
Cost of sales			0
Research and development expenses			0
Selling, general and administrative expenses			0
Other operating income and expenses			190
Operating profit/(loss)			190
Impairment and write-off of assets, net of reversals | Eliminations and unallocated items
Segment information
Net sales			0
Cost of sales			(25)
Research and development expenses			(58)
Selling, general and administrative expenses			(6)
Other operating income and expenses			0
Operating profit/(loss)			(89)
Disposal of businesses | Eliminations and unallocated items
Segment information
Net sales			0
Cost of sales			0
Research and development expenses			0
Selling, general and administrative expenses			0
Other operating income and expenses			67
Operating profit/(loss)			67
Other | Eliminations and unallocated items
Segment information
Net sales		(12)	(7)	(11)
Cost of sales		4	7	10
Research and development expenses		(23)	(1)	(24)
Selling, general and administrative expenses		(39)	(22)	(1)
Other operating income and expenses		7	0	47
Operating profit/(loss)		(63)	€ (23)	21
Total reconciling items | Eliminations and unallocated items
Segment information
Net sales		(27)		(11)
Cost of sales		(288)		(141)
Research and development expenses		(241)		(134)
Selling, general and administrative expenses		(588)		(431)
Other operating income and expenses		5		41
Operating profit/(loss)		€ (1,139)		€ (676)

[1]	In 2025, Nokia changed the presentation of gains and losses from venture fund investments from selling, general and administrative expenses and other operating income to financial income. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.